Material accounting policy information (Tables)	12 Months Ended
Mar. 31, 2023
Text Blocks Abstract
Summary of Estimated Useful Lives of Assets	The estimated useful lives of assets are as follows:

Category	Useful life
Buildings	28 to 40 years
Plant and equipment	5 to 21 years
Computer equipment and software	2 to 7 years
Furniture, fixtures and equipment	3 to 10 years
Vehicles	4 to 5 years

Summary of Estimated Useful Lives of Aamortizable Intangible Assets

The estimated useful life of amortizable intangibles is reviewed and where appropriate is adjusted, annually. The estimated useful lives of the amortizable intangible assets are as follows:

Category	Useful life
Customer-related intangibles	1 to 15 years
Marketing-related intangibles	2.5 to 10 years